NYSE Euronext

10011101

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

CERT NYS

Received SEC
MAR 26 2010
Washington, DC 20549

1-32575

March 26, 2010

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ROYAL DUTCH SHELL PLC, 4.375% Guaranteed Notes due 2020, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 25, 2010. Tentative listing date – March 29, 2010.

Sincerely,

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